Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 65	$ 67	$ 68
System fund and reimbursables depreciation and amortisation	80	83	86
Cost of sales in owned lease and managed lease hotels [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	16	17	15
Cost of sales in other assets [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 49	$ 50	$ 53